STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Stockholders' Equity Attributable to Parent [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
As of June 30, 2018 and December 31, 2017, the Company has outstanding options to purchase 1,062,609 and 1,003,836 shares of common stock, respectively.

					Intrinsic
			Wtd Avg.		Value
	Number of	Wtd Avg.	Remaining		of
	Options	Exercise Price	Term	Exercisable	Options
Outstanding at December 31, 2017	1,003,836	$4.69	2.64	891,087	$1,356,188
Granted	73,440	6.32	5.00		-
Exercised	(8,667)	3.88
Forfeited/Expired	(6,000)	10.00
Outstanding at June 30, 2018	1,062,609	$4.78	2.53	943,407	$3,232,212

As of December 31, 2017 and 2016, the Company has outstanding options to purchase 1,003,836 and 1,029,262 shares of common stock, respectively.

					Intrinsic
			Wtd Avg.		Value
	Number of	Wtd Avg.	Remaining		of
	Options	Exercise Price	Term	Exercisable	Options
Outstanding at December 31, 2015	590,410	$7.50	3.61	334,9672	$235,330
Granted	500,356	2.25	4.87		-
Forfeited/Expired	(61,504)	7.25
Outstanding at December 31, 2016	1,029,262	$5.00	3.34	603,655	$1,161,244
Granted	58,000	4.00	5.00		-
Forfeited/Expired	(83,426)	8.50			—
Outstanding at December 31, 2017	1,003,836	$4.69	2.64	891,087	$1,356,188

Schedule of Other Share-based Compensation, Activity [Table Text Block]
Below is a table summarizing the Company’s outstanding warrants as of June 30, 2018 and December 31, 2017:

				Intrinsic
			Wtd Avg.	Value
	Number of	Wtd Avg.	Remaining	of
	Warrants	Exercise Price	Term	Warrants
Outstanding at December 31, 2017	1,919,906	$4.98	2.61	$1,656,083
Granted	127,525	$6.25
Exercised	(127,525)
Forfeited/Expired	(153,784)	6.66
Outstanding at June 30, 2018	1,766,122	$4.84	2.32	$5,128,906

Below is a table summarizing the Company’s outstanding warrants as of December 31, 2017 and 2016:

				Intrinsic
			Wtd Avg.	Value
	Number of	Wtd Avg.	Remaining	of
	Warrants	Exercise Price	Term	Warrants
Outstanding at December 31, 2015	1,729,888	$5.50	4.15	$1,167
Granted	867,251	0.75	4.87	-
Forfeited	(59,804)	12.00		-
Outstanding at December 31, 2016	2,537,335	$3.75	3.55	$3,662,610
Granted	366,600	2.50	4.89	—
Exercised	(974,133)	0.75
Forfeited/Expired	(9,896)	12.25		—

Outstanding at December 31, 2017	1,919,906	$4.98	2.61	$1,656,083

Nonvested Restricted Stock Shares Activity [Table Text Block]
The following table summarizes the restricted stock unit activity for the six months ended June 30, 2018:

Restricted stock units issued as of January 1, 2018	156,340
Granted	38,334
Total Restricted stock units issued at June 30, 2018	194,674
Vested at June 30, 2018	151,408
Unvested restricted stock units as of June 30, 2018	43,266

The following table summarizes the restricted stock activity for the two years ended December 31, 2017:

Restricted shares issued as of January 1, 2016	-
Granted	50,104
Total Restricted Shares Issued at December 31, 2016	50,104
Granted	106,235
Total Restricted Shares Issued at December 31, 2017	156,339
Vested at December 31, 2017	76,739
Unvested restricted shares as of December 31, 2017	79,600